Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of detailed information about property, plant and equipment

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Cost
At 1 January 2020	248	2,038	403	3,738	1,124	7,551
Additions	–	58	16	135	–	209
Effect of modification to lease terms	–	–	–	–	(678)	(678)
Disposal	(202)	(2,184)	(185)	(2,323)	(316)	(5,210)
Exchange differences	7	92	2	112	58	271
At 31 December 2020	53	4	236	1,662	188	2,143
Additions	57	53	16	194	720	1,040
Transfer	–	–	–	(155)	155	–
Effect of modification to lease terms	–	–	–	–	(24)	(24)
Disposal	(50)	(4)	(10)	(138)	(164)	(366)
At 31 December 2021	60	53	242	1,563	875	2,793
Additions	3	–	14	45	–	62
Transfer to intangibles	–	–	(122)	–	–	(122)
Disposal	–	–	(46)	(174)	(51)	(271)
At 31 December 2022	63	53	88	1,434	824	2,462

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Accumulated depreciation
At 1 January 2020	235	1,794	332	2,740	296	5,397
Charge for the year	9	310	50	720	118	1,207
Disposal	(202)	(2,183)	(185)	(2,300)	(316)	(5,186)
Exchange differences	7	81	2	79	14	183
At 31 December 2020	49	2	199	1,239	112	1,601
Transfer	–	–	–	(74)	74	–
Charge for the year	8	5	22	178	190	403
Disposal	(50)	(3)	(8)	(138)	(164)	(363)
At 31 December 2021	7	4	213	1,205	212	1,641
Transfer to intangibles	–	–	(113)	–	–	(113)
Charge for the year	12	11	12	139	166	340
Disposal	–	–	(41)	(155)	(41)	(237)
At 31 December 2022	19	15	71	1,189	337	1,631
Net book value
At 31 December 2022	44	38	17	245	487	831
At 31 December 2021	53	49	29	358	663	1,152
At 31 December 2020	4	2	37	423	76	542